PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2022	2023
Cost:
Buildings	843	791
Leasehold improvements	10,952	11,053
Furniture, fixtures and equipment	2,520	2,448
Motor vehicles	3	2
	14,318	14,294
Less: Accumulated depreciation	7,727	8,456
	6,591	5,838
Construction in progress	193	259
Property and equipment, net	6,784	6,097

Depreciation expense was RMB1,352, RMB1,312 and RMB1,276 for the years ended December 31, 2021, 2022 and 2023, respectively.